IMPAIRMENT CHARGES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges	$ 56,762,000	$ 0
$100/oz price increase over life of mine reduction of impairment charge	30,000,000
Prestea
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit	0
Impairment charges	$ 56,762,000